United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:		December 31, 2007

Report type:	13F Holdings Report

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:

Wayne H. Shaner,	Bethesda, MD  		January 28, 2008




I am signing this report as required by the Securities Exchange Act of 1934.


                                                              FORM 13F
                                                           December 31, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         Com              88579y101      563     6680 SH       SOLE                     6680
Altria Group Inc.              Com              02209s103      289     3820 SH       SOLE                     3820
American International Group   Com              026874107      789    13535 SH       SOLE                    13535
Amgen Inc.                     Com              031162100      539    11600 SH       SOLE                    11600
Anglogold Ltd ADR              Com              035128206      402     9400 SH       SOLE                     9400
Bed, Bath, and Beyond Inc.     Com              075896100      600    20410 SH       SOLE                    20410
Berkshire Hathaway A           Com              084670108      708        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207     2572      543 SH       SOLE                      543
Cadbury Schweppes Spons ADR    Com              127209302      760    15400 SH       SOLE                    15400
Cincinnati Financial Corp      Com              172062101      972    24590 SH       SOLE                    24590
Cisco Systems Inc.             Com              17275r102      758    27990 SH       SOLE                    27990
Citigroup Inc.                 Com              172967101      418    14184 SH       SOLE                    14184
Coca-Cola Company              Com              191216100      945    15400 SH       SOLE                    15400
ConocoPhillips                 Com              20825C104     1342    15200 SH       SOLE                    15200
Danaher Corp                   Com              235851102      630     7180 SH       SOLE                     7180
Direct TV                      Com              25459L106      497    21500 SH       SOLE                    21500
Endurance Specialty Holdings L Com              G30397106      305     7310 SH       SOLE                     7310
Exxon Mobil Corp               Com              30231G102      581     6200 SH       SOLE                     6200
General Electric Co.           Com              369604103     1390    37500 SH       SOLE                    37500
GlaxoSmithKline PLC - Spons. A Com              37733W105      635    12600 SH       SOLE                    12600
Gold Fields Ltd ADR            Com              38059t106      227    16000 SH       SOLE                    16000
Goldcorp Inc.                  Com              380956409      339    10000 SH       SOLE                    10000
Illinois Tool Works            Com              452308109      234     4370 SH       SOLE                     4370
International Business Machine Com              459200101     1056     9771 SH       SOLE                     9771
Johnson & Johnson              Com              478160104     1608    24113 SH       SOLE                    24113
KLA-Tencor Corporation         Com              482480100      283     5870 SH       SOLE                     5870
Kraft Foods, Inc               Com              50075N104      908    27818 SH       SOLE                    27818
L-3 Communications Holdings    Com              502424104      636     6000 SH       SOLE                     6000
Leucadia National Corp         Com              527288104      598    12700 SH       SOLE                    12700
Markel Corporation             Com              570535104      496     1010 SH       SOLE                     1010
Medtronic Inc.                 Com              585055106      689    13700 SH       SOLE                    13700
Microsoft Corp.                Com              594918104      562    15790 SH       SOLE                    15790
Montpelier Re Holdings LTD     Com              G62185106      537    31560 SH       SOLE                    31560
Newmont Mining Corp.           Com              651639106      745    15250 SH       SOLE                    15250
Pfizer, Inc.                   Com              717081103      686    30160 SH       SOLE                    30160
Procter & Gamble               Com              742718109     1549    21100 SH       SOLE                    21100
Rowan Companies Inc.           Com              779382100      874    22140 SH       SOLE                    22140
Royal Gold Inc.                Com              780287108      888    29100 SH       SOLE                    29100
Statoilhydro ASA               Com              85771p102      396    12960 SH       SOLE                    12960
United Health Group            Com              91324p102      974    16740 SH       SOLE                    16740
Worthington Industries         Com              981811102      580    32440 SH       SOLE                    32440
XL Capital LTD - CL A          Com              G98255105      509    10120 SH       SOLE                    10120
Zimmer Holdings Inc.           Com              98956P102      754    11400 SH       SOLE                    11400